NOTE PAYABLE - RELATED PARTY	9 Months Ended
Sep. 30, 2023
NOTE PAYABLE - RELATED PARTY
NOTE PAYABLE - RELATED PARTY

NOTE 9 –NOTE PAYABLE - RELATED PARTY

As of September 30, 2023 and December 31, 2022, the amount outstanding of non-convertible Note Payable to related parties amounted to:

	September 30, 2023	December 31, 2022

Gross principal value of note payable – related party	$1,681,755	$1,681,755
Unamortized loan discounts	(0)	(259,617)
Total notes payable – related party, Net	$1,681,755	$1,422,138

The Note Payable bears a 10.0% annual interest rate, compounded calendar quarterly. Accrued interest of $261,526 was recorded at September 30, 2023. The related party note is due two years from the date of issuance and is due in October 2023.